Litigation and Arbitration Proceedings	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Litigation and Arbitration Proceedings

B.14. LITIGATION AND ARBITRATION PROCEEDINGS
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in the Company’s financial statements for the year ended December 31, 2021.

B.14.1. PRODUCTS

TAXOTERE® PRODUCT LITIGATION IN THE US
The first bellwether trial was reversed by the 5th Circuit Court of Appeals and remanded for a new trial. The new trial date was set for September 12, 2022. However, in June 2022, the parties settled that one case and the trial date has been removed.

ZANTAC® PRODUCT LITIGATION IN THE US
The US Zantac® litigation is venued in the federal MDL (Multi-District Litigation), as well as several state courts around the country. A trial involving Sanofi, as well as the other brand defendants, has been scheduled for one of the cases proceeding in California State Court for February 2023.

DEPAKINE® PRODUCT LITIGATION IN FRANCE
Civil Proceedings
On May 12, 2022, the Judicial Tribunal of Nanterre ruled that the product was defective by lack of information on the risks in the Patient Information Leaflet (PIL) available in 2005. With respect to the damages claimed, the Tribunal has retained a loss of opportunity of 70%. Provisional compensation of approximately €450,000 has been ordered and executed. However, Sanofi and its insurers will appeal this decision.
Several other first instance decisions on the merits are expected by end of August 2022.
Criminal Investigation
On March 9, 2022, the Chambre de l’Instruction of the Appeal Court of Paris ruled that certain complaints for involuntary manslaughter and several others for aggravated deception and involuntary injuries were time-barred. The Public Prosecutor, as well as the civil parties, have brought the matter before the Chambre Criminelle of the Supreme Court. .

DEPAKINE® PRODUCT LITIGATION IN OTHER EU COUNTRIES
On March 17, 2022, the First Instance Court of Madrid retained Sanofi’s liability for failure of its duty to inform in cases related to children exposed in utero born in 2002, 2003 and 2004 and suffering from neuro-developmental disorders. Sanofi’s insurers have been condemned to pay damages to the 3 claimants in the range of approximately 3M€ in total (including accrued interests). An appeal has been filed.

B.14.2. PATENTS

DUPIXENT® (DUPILUMAB)-RELATED AMGEN PATENT OPPOSITION AND REVOCATION IN EUROPE
In March 2022, the European Patent Office Technical Board of Appeals (“TBA”) ruled in Sanofi and Regeneron’s favor and affirmed the invalidation of Amgen/Immunex’s EP2990420 patent. Amgen/Immunex may seek review of this decision by the Enlarged Board of Appeals.
In March 2022, Amgen/Immunex withdrew its appeal to the TBA for its EP2292665 patent; this patent will remain invalidated.
Given the final invalidation of the Amgen/Immunex EP2292665 patent, the UK High Court matter is now closed.

JEVTANA® (CABAZITAXEL)-RELATED PATENT LITIGATION IN THE US
In May 2022, the court held an oral hearing on the motion to dismiss filed by Apotex and Sandoz. A 3-day trial has been scheduled for January 2023. In April 2022, Sanofi, Aurobindo Pharma and Eugia Pharma entered into a settlement agreement.

B.14.3. OTHER LITIGATION

PLAVIX® (clopidogrel) - ATTORNEY GENERAL ACTION IN HAWAII
On May 3, 2022, the Hawaii Supreme Court granted a request to transfer the appeal directly to the Hawaii Supreme Court, thereby eliminating review by the Hawaii intermediate Court of Appeals.

PLAVIX® (clopidogrel) - ATTORNEY GENERAL ACTION IN NEW MEXICO
A trial date has been set for January 3, 2023.

340-B DRUG PRICING PROGRAM IN THE UNITED STATES
In the ADR proceeding before the Health Resources and Services Administration (“HRSA”) filed in January 2021 by the National Association of Community Health Centers (“NACHC”) on behalf of a number of Covered Entities, Sanofi has moved to dismiss the petition.